Inventories (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 46,009
Finished goods	251,869	1,309,830
Installation projects in process	67,602	272,671
Inventory, net	$ 365,480	$ 1,582,501